SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
20% Cash Payment Notes	$ 2,965,429	$ 2,607,636
PPP Loans Payable		471,300
Other Non-Convertible Notes	1,305,704	2,239,019
Less current portion	(4,271,133)	(4,846,655)
Long term portion		$ 471,300